Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivables net - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade Receivables	S/ 1,273,586	S/ 1,376,807
Trade accounts receivable, Current	590,280	687,514
Trade accounts receivable, Non-current	683,306	689,293
Trade Receivables, net [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade Receivables	773,575	753,693
Trade accounts receivable, Current	269,427	254,587
Trade accounts receivable, Non-current	504,148	499,106
Unbilled receivables - Subsidiaries [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade Receivables	209,258	356,338
Trade accounts receivable, Current	209,258	321,591
Trade accounts receivable, Non-current		34,747
Unbilled receivables - Concessions [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivables net [Line Items]
Trade Receivables	290,753	266,776
Trade accounts receivable, Current	111,595	111,336
Trade accounts receivable, Non-current	S/ 179,158	S/ 155,440